Cover	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Entity Registrant Name	iCoreConnect, Inc.
Entity Central Index Key	0001906133
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Document Annual Report	true
Entity File Number	000-52765
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2462502
Entity Address Address Line 1	529 Crown Point Road
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Ocoee
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34761
City Area Code	888
Icfr Auditor Attestation Flag	false
Local Phone Number	810-7706